May 01, 2018

AMG FUNDS

AMG Yacktman Focused Fund

AMG Yacktman Fund

Supplement dated October 1, 2018 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund and AMG Yacktman Fund (each, a "Fund" and collectively, the "Funds"), each a series of AMG Funds, contained in the Funds' Prospectus (the "Prospectus"), dated as noted above.

Effective immediately, each Fund will show how such Fund's performance compares to that of an additional broad-based securities market index, the Russell 1000® Value Index. Therefore, the Prospectus is hereby revised as follow:

AMG Yacktman Focused Fund

The first paragraph of the section under "Summary of the Funds – AMG Yacktman Focused Fund" titled "Performance" on page 5 is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The Average Annual Total Returns Table in the section under "Summary of the Funds – AMG Yacktman Focused Fund" titled "Performance" on page 5 is hereby deleted and replaced with the following:

Average Annual Total Returns as of 12/31/17

AMG Yacktman Focused Fund	1 Year	5 Years	10 Years	Since Inception[1]

Class N Return Before Taxes	20.03%	12.25%	11.42%	–

Class N Return After Taxes on Distributions	17.01%	9.41%	9.81%	–

Class N Return After Taxes on Distributions and Sale of Fund Shares	13.82%	9.31%	9.21%	–

Class I Return Before Taxes	20.25%	12.45%	–	12.63%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%	16.00%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	13.66%	14.04%	7.10%	14.91%

[1] Class I and Index performance shown reflects performance since the inception of the Fund's Class I shares on July 24, 2012.

AMG Yacktman Fund

The first paragraph of the section under "Summary of the Funds – AMG Yacktman Fund" titled "Performance" on page 8 is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The Average Annual Total Returns Table in the section under "Summary of the Funds – AMG Yacktman Fund" titled "Performance" on page 9 is hereby deleted and replaced with the following:

Average Annual Total Returns as of 12/31/17

AMG Yacktman Fund	1 Year	5 Years	10 Years

Class I Return Before Taxes	18.23%	12.03%	10.85%

Class I Return After Taxes on Distributions	15.46%	10.00%	9.64%

Class I Return After Taxes on Distributions and Sale of Fund Shares	12.50%	9.32%	8.81%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	13.66%	14.04%	7.10%